SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) - USD ($)			3 Months Ended						6 Months Ended		12 Months Ended
	Mar. 25, 2026	Sep. 22, 2025	Mar. 31, 2026	Dec. 31, 2025		Mar. 31, 2025	Dec. 31, 2024		Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025		Sep. 30, 2025	Dec. 31, 2024		Sep. 30, 2024	Apr. 22, 2026	Mar. 16, 2026	Dec. 31, 2023	[1]	Sep. 30, 2023
Cash			$ 4,634			$ 627,375			$ 4,634	$ 627,375			$ 428,700			$ 822,799
Cash equivalents			0						0				0			0
Restricted cash			$ 0						$ 0				$ 787,365			$ 0
Share price			$ 10.05						$ 10.05				$ 10.05
Redeemed value	$ 7,900,000
Repayments of debt	$ 8,200,000
Effective tax rate			(4.71%)			24.16%			(9.56%)	24.13%			22.04%			25.39%
Statutory tax rate									21.00%	21.00%			21.00%			21.00%
Warrants are exercisable to purchase, shares			605,525						605,525				605,525			605,525
Federal depository insurance coverage amount			$ 250,000						$ 250,000				$ 250,000
Cash uninsured amount			$ 0						$ 0				$ 966,065			$ 572,799
Effective tax rate			4.71%			(24.16%)			9.56%	(24.13%)			(22.04%)			(25.39%)
Unrecognized tax benefits			$ 0						$ 0				$ 0
Unrecognized tax benefits, accrued for interest and penalties			0						0				0
Net loss			639,866	$ 58,902		$ (824,126)	$ (907,068)		698,768	$ (1,731,194)			(3,416,169)			$ (1,867,387)
Accumulated deficit			1,688,791						1,688,791				681,748			(1,111,372)
Stockholders equity			(1,688,366)	$ (861,323)		771,871	935,356		(1,688,366)	771,871	$ (861,323)		(681,323)	$ 935,356		1,111,797					$ (5,434)
GNQ INSILICO INC [Member]
Cash			$ 405,632				1,222		$ 405,632					1,222
Share price			$ 18.5461	$ 10					$ 18.5461		$ 10
Unrecognized tax benefits				$ 0			0				$ 0			0
Revenues			$ 250,000								1,235,000,000
Non convertible debt				1,000,000,000							1,000,000,000
Net loss			1,531,458			404,924					2,574,350			6,341,243
Accumulated deficit			10,835,523	9,304,065			6,729,715		$ 10,835,523		9,304,065			6,729,715
Bank overdrafts				761							761
Stockholders equity			3,144,174	4,595,652	[1],[2]	2,211,963	1,736,480	[1]	3,144,174	2,211,963	4,595,652	[1],[2]		1,736,480	[1]				$ 49,309
Revenue contract			250,000								10,750,000
Software service											10,000,000
Debt amount			251,042	5,000,000					251,042		5,000,000							$ 250,000
Accounts payable			1,157,555	618,622			148,145		1,157,555		618,622			148,145
GNQ INSILICO INC [Member] | Subsequent Event [Member]
Revenues			750,000
Additional revenue contracts			99,300,000						99,300,000
Accounts payable																	$ 3,300,000
Common Stock [Member]
Redeemed shares	731,741	10,009,120
Share price	$ 10.78	$ 10.60
Redeemed value		$ 106,100,000
Repayments of debt		$ 15,800,000
Net loss
Stockholders equity			$ 425	$ 425		$ 425	$ 425		$ 425	$ 425	$ 425		$ 425	$ 425		$ 425					$ 324

[1]	Reflects retrospectively the 10-for-1 forward stock split that became effective on February 05, 2026
[2]	Reflects retrospectively the 10-for-1 forward stock split that became effective on February 05, 2026